Loans and borrowings - Summary of Changes And Carrying Amount (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [Roll Forward]
Borrowings, beginning balance	$ 6,359,905	$ 4,938,901
New borrowings	1,741,201	1,954,239
Payments	(1,622,852)	(1,455,816)
Debt-to-equity conversion	(639,641)
Derecognition of debt	(1,336,256)
Recognition of debt	1,336,256
Debt modification	7,776	3,225
Transaction costs and amortization	1,888	1,359
Accrued interest	177,477	171,370
Interest payments	151,916	135,087
Effect of foreign currency exchange differences	29,537	120,614
Borrowings, ending balance	5,903,375	5,598,805
of which current	4,956,555	3,270,193	$ 3,860,675
of which non-current	946,820	2,328,612	$ 2,499,230
Working capital loans from banks
Disclosure of detailed information about borrowings [Roll Forward]
Borrowings, beginning balance	3,250,586	2,427,194
New borrowings	1,600,385	1,782,031
Payments	(1,426,590)	(1,266,167)
Debt-to-equity conversion	0
Derecognition of debt	0
Recognition of debt	0
Debt modification	0	0
Transaction costs and amortization	639	484
Accrued interest	79,081	76,278
Interest payments	75,741	66,926
Effect of foreign currency exchange differences	31,572	57,697
Borrowings, ending balance	3,459,932	3,010,591
of which current	3,459,932	3,010,591
of which non-current	0	0
Convertible instruments
Disclosure of detailed information about borrowings [Roll Forward]
Borrowings, beginning balance	1,621,975	1,300,406
New borrowings	0	0
Payments	0	0
Debt-to-equity conversion	(639,641)
Derecognition of debt	(1,336,256)
Recognition of debt	1,336,256
Debt modification	0	0
Transaction costs and amortization	(1,165)	(786)
Accrued interest	66,398	58,337
Interest payments	42,826	47,668
Effect of foreign currency exchange differences	0	0
Borrowings, ending balance	1,004,741	1,310,289
of which current	339,398	53,438
of which non-current	665,343	1,256,851
Club Loan
Disclosure of detailed information about borrowings [Roll Forward]
Borrowings, beginning balance	998,840	933,175
New borrowings	0	0
Payments	0	0
Debt-to-equity conversion	0
Derecognition of debt	0
Recognition of debt	0
Debt modification	0	0
Transaction costs and amortization	2,414	1,661
Accrued interest	30,688	32,970
Interest payments	31,783	16,802
Effect of foreign currency exchange differences	(11,288)	44,880
Borrowings, ending balance	988,871	995,884
of which current	988,871	22,107
of which non-current	0	973,777
Borrowing collateralized with tooling
Disclosure of detailed information about borrowings [Roll Forward]
Borrowings, beginning balance	333,696	124,878
New borrowings	14,274	0
Payments	(13,460)	(15,934)
Debt-to-equity conversion	0
Derecognition of debt	0
Recognition of debt	0
Debt modification	7,776	3,225
Transaction costs and amortization	0	0
Accrued interest	0	0
Interest payments	0	0
Effect of foreign currency exchange differences	9,152	2,266
Borrowings, ending balance	351,438	114,435
of which current	69,961	16,451
of which non-current	281,477	97,984
Market RCFs
Disclosure of detailed information about borrowings [Roll Forward]
Borrowings, beginning balance	154,808	153,248
New borrowings	126,542	172,208
Payments	(182,802)	(173,715)
Debt-to-equity conversion	0
Derecognition of debt	0
Recognition of debt	0
Debt modification	0	0
Transaction costs and amortization	0	0
Accrued interest	1,310	3,785
Interest payments	1,566	3,691
Effect of foreign currency exchange differences	101	15,771
Borrowings, ending balance	98,393	167,606
of which current	98,393	167,606
of which non-current	$ 0	$ 0